Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000094762
Account Value [Line Items]
Line Graph and Table Measure Name	Transwestern Institutional Short Duration Government Bond Fund
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Account Value	$ 2,189,257	$ 2,000,000	$ 2,163,307	$ 2,059,396	$ 2,335,197	$ 2,359,806	$ 2,271,840	$ 2,136,149	$ 2,115,216	$ 2,064,159	$ 2,030,185
BB MBS/BB Short Treasury 50/50 Blend
Account Value [Line Items]
Line Graph and Table Measure Name		BB MBS/BB Short Treasury 50/50 Blend
Account Value	2,294,005	$ 2,000,000	2,221,553	2,112,366	2,235,770	2,247,068	2,194,344	2,102,040	2,072,088	2,038,623	2,016,371
Bloomberg Short Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury Index
Account Value	$ 2,389,655	$ 2,000,000	$ 2,270,331	$ 2,160,410	$ 2,139,289	$ 2,138,518	$ 2,118,400	$ 2,067,602	$ 2,029,369	$ 2,013,027	$ 2,002,544